Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' (Deficit) Equity:
Common stock, authorized	750,000,000	750,000,000	750,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	15,000,000	15,000,000	15,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ .001
Common stock, issued	77,518,614	69,784,699	50,650,478
Common stock, outstanding	77,518,614	69,784,699	50,650,478
Issuance of common stock for convertible notes, shares	3,147,486
Issuance of common stock for convertible notes, amount	$ 629,497